Fair Value Measurements - Schedule of Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Investments in securities	$ 8,021	$ 65,541	$ 71,230
Assets	9,525	68,251	72,117
Liabilities:
Liabilities	2,445	3,014	2,508
Public Warrants
Liabilities:
Warrant liabilities	252	454	1,555
Private Placement Warrants
Liabilities:
Warrant liabilities	433	780	953
Series A Penny Warrants
Liabilities:
Warrant liabilities	1,760	1,780
Level 1
Assets:
Investments in securities	0	849	849
Assets	1,504	3,559	1,736
Liabilities:
Liabilities	252	454	1,555
Level 1 | Public Warrants
Liabilities:
Warrant liabilities	252	454	1,555
Level 1 | Private Placement Warrants
Liabilities:
Warrant liabilities	0	0	0
Level 1 | Series A Penny Warrants
Liabilities:
Warrant liabilities	0	0
Level 2
Assets:
Investments in securities	8,021	64,692	70,381
Assets	8,021	64,692	70,381
Liabilities:
Liabilities	433	780	953
Level 2 | Public Warrants
Liabilities:
Warrant liabilities	0	0	0
Level 2 | Private Placement Warrants
Liabilities:
Warrant liabilities	433	780	953
Level 2 | Series A Penny Warrants
Liabilities:
Warrant liabilities	0	0
Level 3
Assets:
Investments in securities	0	0	0
Assets	0	0	0
Liabilities:
Liabilities	1,760	1,780	0
Level 3 | Public Warrants
Liabilities:
Warrant liabilities	0	0	0
Level 3 | Private Placement Warrants
Liabilities:
Warrant liabilities	0	0	0
Level 3 | Series A Penny Warrants
Liabilities:
Warrant liabilities	1,760	1,780
Money market mutual funds
Assets:
Money market mutual funds	1,504	2,710	887
Money market mutual funds | Level 1
Assets:
Money market mutual funds	1,504	2,710	887
Money market mutual funds | Level 2
Assets:
Money market mutual funds	0	0	0
Money market mutual funds | Level 3
Assets:
Money market mutual funds	$ 0	$ 0	$ 0